Segment Information (Tables)	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Segment Information Reconciled to (Loss) Income Before Income Taxes and Noncontrolling Interest	The following tables show segment information for the three months ended March 31, 2020 and 2019, reconciled to the Company’s (loss) income before income taxes and noncontrolling interests as shown in its condensed consolidated statements of comprehensive (loss) income:

	Container	Container	Container
Three Months Ended March 31, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$129,850	$222	$-	$-	$-	$130,072
Lease rental income - managed fleet	-	15,406	-	-	-	15,406
Lease rental income	$129,850	$15,628	$-	$-	$-	$145,478
Management fees - non-leasing from external customers	$98	$555	$831	$-	$-	$1,484
Inter-segment management fees	$-	$9,745	$2,421	$-	$(12,166)	$-
Trading container margin	$-	$-	$649	$-	$-	$649
Gain on sale of owned fleet containers, net	$5,794	$-	$-	$-	$-	$5,794
Depreciation expense	$68,356	$341	$-	$-	$(1,863)	$66,834
Container lessee default recovery, net	$12	$-	$-	$-	$-	$12
Interest expense	$35,956	$156	$-	$-	$-	$36,112
Realized loss on derivative instruments, net	$1,526	$-	$-	$-	$-	$1,526
Unrealized loss on derivative instruments, net	$14,937	$-	$-	$-	$-	$14,937
Segment (loss) income before income tax and noncontrolling interests	$(12,051)	$2,610	$2,758	$(1,062)	$1,804	$(5,941)
Total assets	$4,954,452	$154,857	$17,198	$8,293	$(80,994)	$5,053,806
Purchase of containers and fixed assets	$6,957	$192	$-	$-	$-	$7,149

	Container	Container	Container
Three Months Ended March 31, 2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$128,599	$374	$-	$-	$-	$128,973
Lease rental income - managed fleet	-	26,553	-	-	-	26,553
Lease rental income	$128,599	$26,927	$-	$-	$-	$155,526
Management fees - non-leasing from external customers	$52	$978	$1,271	$-	$-	$2,301
Inter-segment management fees	$-	$12,491	$2,527	$-	$(15,018)	$-
Trading container margin	$-	$-	$2,568	$-	$-	$2,568
Gain on sale of owned fleet containers, net	$6,767	$-	$-	$-	$-	$6,767
Depreciation expense	$64,068	$172	$-	$-	$(1,776)	$62,464
Container lessee default recovery, net	$653	$-	$-	$-	$-	$653
Interest expense	$37,516	$-	$-	$-	$-	$37,516
Realized gain on derivative instruments, net	$1,444	$-	$-	$-	$-	$1,444
Unrealized loss on derivative instruments, net	$5,738	$-	$-	$-	$-	$5,738
Segment income (loss) before income tax and noncontrolling interests	$6,749	$6,862	$5,163	$(921)	$(325)	$17,528
Total assets	$4,687,690	$162,170	$45,782	$10,320	$(82,244)	$4,823,718
Purchase of containers and fixed assets	$169,817	$73	$-	$-	$-	$169,890

(1) Container Ownership segment (loss) income before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $14,937 and $5,738 for the three months ended March 31, 2020 and 2019, respectively, and write-off of unamortized deferred debt issuance costs and bond discounts of $122 and $0 for the three month ended March 31, 2020 and 2019, respectively.

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three months ended March 31, 2020 and 2019 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended March 31,
	2020	Percent of Total	2019	Percent of Total
Lease rental income:
Asia	$72,795	50.0%	$83,275	53.5%
Europe	64,727	44.5%	62,221	40.0%
North / South America	7,318	5.0%	9,294	6.0%
All other international	638	0.5%	736	0.5%
	$145,478	100.0%	$155,526	100.0%
Management fees, non-leasing:
Bermuda	$982	66.2%	$1,285	55.8%
Europe	199	13.4%	576	25.0%
North / South America	4	0.3%	340	14.8%
Asia	3	0.2%	4	0.2%
All other international	296	19.9%	96	4.2%
	$1,484	100.0%	$2,301	100.0%

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three months ended March 31, 2020 and 2019 based on the location of sale:

	Three Months Ended March 31,
	2020	Percent of Total	2019	Percent of Total
Trading container sales proceeds:
Asia	$5,778	60.2%	$8,917	67.0%
North / South America	2,721	28.4%	2,874	21.6%
Europe	1,081	11.3%	1,498	11.3%
All other international	5	0.1%	11	0.1%
	$9,585	100.0%	$13,300	100.0%
Gain on sale of owned fleet containers, net:
Asia	$2,446	42.2%	$2,453	36.3%
North / South America	1,100	19.0%	2,101	31.0%
Europe	1,044	18.0%	2,244	33.2%
All other international	1,204	20.8%	(31)	(0.5)%
	$5,794	100.0%	$6,767	100.0%